Segments (Reconciliation To Consolidated Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Segments [Line Items]
Net sales	$ 122,285	$ 109,516	$ 108,638	$ 103,415	$ 115,600	$ 101,239	$ 103,016	$ 99,097	$ 443,854	$ 418,952	$ 405,132
Operating income (loss)									26,558	25,542	24,002
Interest expense, net									(2,160)	(2,004)	(1,884)
Income from continuing operations before income taxes									24,398	23,538	22,118
Total assets from continuing operations	193,317				180,532				193,317	180,532	170,267
Depreciation and amortization									8,130	7,641	7,157
Capital expenditures									13,510	12,699	12,184
Walmart U.S. [Member]
Segments [Line Items]
Net sales									264,186	260,261	259,919
Operating income (loss)									20,367	19,919	19,314
Total assets from continuing operations	93,050				89,725				93,050	89,725	84,238
Depreciation and amortization									4,794	4,619	4,352
Capital expenditures									6,571	7,328	6,618
Walmart International [Member]
Segments [Line Items]
Net sales									125,873	109,232	97,407
Operating income (loss)									6,214	5,606	4,901
Total assets from continuing operations	81,364				72,021				81,364	72,021	66,515
Depreciation and amortization									2,470	2,184	1,979
Capital expenditures									5,275	3,994	3,832
Sam's Club [Member]
Segments [Line Items]
Net sales									53,795	49,459	47,806
Operating income (loss)									1,865	1,711	1,515
Total assets from continuing operations	12,823				12,531				12,823	12,531	12,050
Depreciation and amortization									611	594	558
Capital expenditures									842	711	793
Other Unallocated [Member]
Segments [Line Items]
Operating income (loss)									(1,888)	(1,694)	(1,728)
Total assets from continuing operations	6,080				6,255				6,080	6,255	7,464
Depreciation and amortization									255	244	268
Capital expenditures									$ 822	$ 666	$ 941